PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Condensed Balance Sheets

	December 31,
	2014	2013
Assets:
Cash and cash equivalents	$63,707	$8,314
Investment in subsidiary bank	105,685,727	94,311,642
Investments in statutory trusts	310,000	310,000
Other securities	-	100,000
Premises and equipment	-	368,623
Other	808,132	511,742
	$106,867,566	$95,610,321
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	341,982	191,981
Stockholders’ equity	96,215,584	85,108,340
	$106,867,566	$95,610,321

Schedule of Condensed Income Statement
Condensed Statements of Income

	Years Ended December 31,
	2014	2013
Income:
Interest and dividends	$5,453	$5,610
Dividend income	5,109,668	3,100,000
Other	364,719	-
	5,479,840	3,105,610
Expenses:
Interest on borrowed funds	181,330	186,581
Legal	504,130	773,163
Other	752,027	810,323
	1,437,487	1,770,067

Income before income taxes and equity in undistributed income of subsidiary	4,042,353	1,335,543
Income tax benefit	296,388	511,743
Income before equity in undistributed income of subsidiary	4,338,741	1,847,286
Equity in undistributed income of subsidiary	2,274,955	2,792,209

Net income	$6,613,696	$4,639,495

Schedule of Condensed Cash Flow Statement
Condensed Statements of Cash Flows

	Years Ended December 31,
	2014	2013
Cash flows from operating activities:
Net income	$6,613,696	$4,639,495
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	(2,274,955)	(2,792,209)
Restricted stock expense	617,779	391,777
Gain on sale of assets	(364,719)	-
Other, net	689,740	181,923
Net cash provided by operating activities	5,281,541	2,420,986

Cash flows from investing activities:
Investment in subsidiary bank	-	(20,450,000)
Outlays for acquisition	(4,034,668)	-
Net cash used in investing activities	(4,034,668)	(20,450,000)

Cash flows from financing activities:
Dividends paid on common stock	(763,488)	(600,452)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(85,532)	(26,749)
Issuance of 1,951,220 common shares, net	-	18,958,464
Net cash provided by (used in) financing activities	(1,191,480)	17,988,803

Net increase (decrease) in cash and cash equivalents	55,393	(40,211)
Cash and cash equivalents at beginning of year	8,314	48,525

Cash and cash equivalents at end of year	$63,707	$8,314